SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 07, 2023	Mar. 28, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2023	Feb. 03, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Stockholders' equity		$ 2,500,000		$ 1,500,000
Minimum Requirement of Nasdaq Capital Market				$ 2,500,000
Public Offering for net proceeds			$ 14,100,000
Cash		$ 14,600,000
Common stock, minimum closing price per share				$ 1.00
Lease termination agreement amount paid	$ 169,867
Lease termination date	Jun. 30, 2024
Issuance of pre fund warrant shares, offering price per share				$ 17.13	$ 15.87		$ 0.0001	$ 0.86	$ 29.04
Roth Capital Partners, LLC [Member]
Warrants to purchase shares of common stock						17,333,332
Sale of common stock shares						6,959,444
Sale of common stock, price per share						$ 0.0001
Issuance of pre fund warrant shares						1,707,222
Issuance of pre fund warrant shares, offering price per share						$ 1.80
Common warrant, pre-funded warrant per share price						$ 1.799
Gross proceeds from common stock warrants			15,600,000
Estimated net proceeds from public offering after deduction of placement agent fees and estimated offering expenses payable			$ 14,100,000